Schedule of Investments (unaudited)
January 31, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.6%
Lamar Media Corp., 3.63%, 01/15/31	$59	$52,604
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(a)	46	48,187
		100,791
Aerospace & Defense — 1.2%
Bombardier Inc., 7.25%, 07/01/31(a)(b)	81	83,613
TransDigm Inc., 7.13%, 12/01/31(a)	107	110,607
		194,220
Airlines — 1.4%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	219	231,255
Apparel — 1.6%
Champ Acquisition Corp., 8.38%, 12/01/31(a)	58	60,407
Crocs Inc., 4.13%, 08/15/31(a)(b)	37	32,543
Hanesbrands Inc., 9.00%, 02/15/31(a)	64	68,373
Levi Strauss & Co., 3.50%, 03/01/31(a)(b)	46	40,647
S&S Holdings LLC, 8.38%, 10/01/31(a)	64	64,220
		266,190
Auto Manufacturers — 1.0%
Allison Transmission Inc., 3.75%, 01/30/31(a)	107	95,596
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)	70	74,443
		170,039
Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd., 8.25%, 04/15/31(a)(b)	50	51,859
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31	57	52,059
5.25%, 07/15/31(b)	64	58,594
		162,512
Banks — 0.7%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	110	120,687
Building Materials — 2.5%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.75%, 07/15/31(a)	54	54,909
Knife River Corp., 7.75%, 05/01/31(a)	43	44,861
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	124	132,355
Standard Industries Inc./New York, 3.38%, 01/15/31(a)(b)	118	103,289
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(a)	84	90,681
		426,095
Chemicals — 2.8%
Ashland Inc., 3.38%, 09/01/31(a)	47	40,385
Avient Corp., 6.25%, 11/01/31(a)	70	69,766
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	55	57,328
Cerdia Finanz GmbH, 9.38%, 10/03/31(a)	95	99,348
Consolidated Energy Finance SA, 12.00%, 02/15/31(a)	65	66,900
Olympus Water U.S. Holding Corp., 7.25%, 06/15/31(a)	85	86,621
WR Grace Holdings LLC, 7.38%, 03/01/31(a)	45	46,437
		466,785
Commercial Services — 8.3%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	259	265,611
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 8.00%, 02/15/31(a)	57	58,874
Block Inc., 3.50%, 06/01/31	107	95,198
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	230	240,895
GEO Group Inc. (The), 10.25%, 04/15/31	67	73,363
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	140	140,111
RRD Parent Inc., 10.00%, 10/15/31, (10.00% PIK)(a)(c)	102	180,445
Service Corp. International/U.S., 4.00%, 05/15/31	86	77,578
TriNet Group Inc., 7.13%, 08/15/31(a)	45	46,299
United Rentals North America Inc., 3.88%, 02/15/31	118	107,371
Valvoline Inc., 3.63%, 06/15/31(a)	60	52,122
Williams Scotsman Inc., 7.38%, 10/01/31(a)	51	53,311
		1,391,178
Security	Par (000)	Value
Computers — 1.0%
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)	$81	$83,522
Seagate HDD Cayman
4.13%, 01/15/31	25	22,851
8.50%, 07/15/31	51	54,674
		161,047
Cosmetics & Personal Care — 0.4%
Prestige Brands Inc., 3.75%, 04/01/31(a)(b)	71	63,143
Distribution & Wholesale — 0.5%
Ritchie Bros Holdings Inc., 7.75%, 03/15/31(a)	86	90,538
Diversified Financial Services — 6.6%
Burford Capital Global Finance LLC, 9.25%, 07/01/31(a)	70	74,919
Coinbase Global Inc., 3.63%, 10/01/31(a)(b)	85	73,411
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	107	107,584
Freedom Mortgage Holdings LLC, 9.13%, 05/15/31(a)	81	83,843
Jane Street Group/JSG Finance Inc., 7.13%, 04/30/31(a)	150	155,050
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(a)	50	50,294
Nationstar Mortgage Holdings Inc., 5.75%, 11/15/31(a)	64	61,858
Navient Corp., 11.50%, 03/15/31	49	55,540
OneMain Finance Corp.
7.13%, 11/15/31	81	83,299
7.50%, 05/15/31	81	84,216
PennyMac Financial Services Inc., 5.75%, 09/15/31(a)	54	51,668
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.88%, 03/01/31(a)	129	113,974
StoneX Group Inc., 7.88%, 03/01/31(a)	59	62,135
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	50	51,875
		1,109,666
Electric — 3.4%
Calpine Corp.
3.75%, 03/01/31(a)	97	87,711
5.00%, 02/01/31(a)	89	85,016
Clearway Energy Operating LLC, 3.75%, 02/15/31(a)(b)	99	87,676
NRG Energy Inc., 3.63%, 02/15/31(a)	110	96,951
Pike Corp., 8.63%, 01/31/31(a)	43	45,890
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)(b)	156	164,864
		568,108
Electronics — 0.6%
Atkore Inc., 4.25%, 06/01/31(a)	40	35,925
Sensata Technologies Inc., 3.75%, 02/15/31(a)(b)	81	71,531
		107,456
Engineering & Construction — 0.4%
Artera Services LLC, 8.50%, 02/15/31(a)	64	63,168
Entertainment — 2.8%
Churchill Downs Inc., 6.75%, 05/01/31(a)	62	63,134
Light & Wonder International Inc., 7.50%, 09/01/31(a)	59	61,474
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	55	53,365
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(a)	79	53,573
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/06/31(a)	40	34,099
Six Flags Entertainment Corp./DE, 7.25%, 05/15/31(a)(b)	86	88,558
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(a)	107	111,881
		466,084
Environmental Control — 1.0%
Clean Harbors Inc., 6.38%, 02/01/31(a)	56	56,643
GFL Environmental Inc., 6.75%, 01/15/31(a)	107	110,987
		167,630
Food — 1.9%
Fiesta Purchaser Inc., 7.88%, 03/01/31(a)	57	58,946
Ingles Markets Inc., 4.00%, 06/15/31(a)	33	29,507
Post Holdings Inc., 4.50%, 09/15/31(a)	111	100,371

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Safeway Inc., 7.25%, 02/01/31	$30	$31,455
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)(b)	100	97,980
		318,259
Forest Products & Paper — 0.5%
Magnera Corp., 7.25%, 11/15/31(a)(b)	90	88,758
Gas — 0.2%
South Jersey Industries Inc., 5.02%, 04/15/31	31	25,966
Health Care - Products — 0.5%
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	86	87,605
Health Care - Services — 3.5%
Charles River Laboratories International Inc., 4.00%, 03/15/31(a)(b)	60	53,889
CHS/Community Health Systems Inc., 4.75%, 02/15/31(a)(b)	114	93,085
DaVita Inc., 3.75%, 02/15/31(a)	161	141,706
Encompass Health Corp., 4.63%, 04/01/31(b)	40	37,378
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)	75	75,513
Tenet Healthcare Corp.
6.75%, 05/15/31	145	148,341
6.88%, 11/15/31	38	39,188
		589,100
Holding Companies - Diversified — 1.2%
GN Bondco LLC, 9.50%, 10/15/31(a)	83	87,704
Stena International SA
7.25%, 01/15/31(a)	75	76,728
7.63%, 02/15/31(a)	40	41,468
		205,900
Home Builders — 0.3%
Beazer Homes USA Inc., 7.50%, 03/15/31(a)(b)	22	22,243
KB Home, 4.00%, 06/15/31(b)	40	35,765
		58,008
Home Furnishings — 0.5%
Tempur Sealy International Inc., 3.88%, 10/15/31(a)	86	75,527
Household Products & Wares — 0.6%
Central Garden & Pet Co., 4.13%, 04/30/31(a)	46	41,303
Kronos Acquisition Holdings Inc., 8.25%, 06/30/31(a)	58	55,262
		96,565
Housewares — 0.3%
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31	56	49,701
Insurance — 5.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(a)	113	113,109
7.00%, 01/15/31(a)	158	160,895
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	80	82,280
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	64	65,464
Constellation Insurance Inc., 6.63%, 05/01/31(a)	23	22,622
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	102	104,287
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	318	325,673
		874,330
Internet — 0.3%
Match Group Holdings II LLC, 3.63%, 10/01/31(a)	56	48,181
Iron & Steel — 0.6%
ATI Inc., 5.13%, 10/01/31	37	34,955
Cleveland-Cliffs Inc., 4.88%, 03/01/31(a)(b)	39	35,347
Commercial Metals Co., 3.88%, 02/15/31	27	24,169
		94,471
Security	Par (000)	Value
Leisure Time — 2.3%
Amer Sports Co., 6.75%, 02/16/31(a)	$86	$88,305
Life Time Inc., 6.00%, 11/15/31(a)	54	53,973
Royal Caribbean Cruises Ltd., 5.63%, 09/30/31(a)	161	159,943
Viking Cruises Ltd., 9.13%, 07/15/31(a)	75	81,210
		383,431
Lodging — 2.1%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	94	87,685
Hilton Domestic Operating Co. Inc., 4.00%, 05/01/31(a)	126	114,785
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)	51	46,327
MGM China Holdings Ltd., 7.13%, 06/26/31(a)	55	56,128
Station Casinos LLC, 4.63%, 12/01/31(a)	58	52,646
		357,571
Machinery — 0.6%
Chart Industries Inc., 9.50%, 01/01/31(a)	52	56,005
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(a)(b)	35	36,332
		92,337
Manufacturing — 0.2%
Hillenbrand Inc., 3.75%, 03/01/31	33	29,120
Media — 6.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	326	289,287
7.38%, 03/01/31(a)	119	121,819
CSC Holdings LLC
3.38%, 02/15/31(a)	110	79,938
4.50%, 11/15/31(a)	160	120,254
McGraw-Hill Education Inc., 7.38%, 09/01/31(a)	70	72,809
Sirius XM Radio Inc., 3.88%, 09/01/31(a)(b)	158	136,130
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	130	120,602
Univision Communications Inc., 8.50%, 07/31/31(a)	138	138,333
		1,079,172
Mining — 2.5%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(a)	75	77,850
Arsenal AIC Parent LLC, 11.50%, 10/01/31(a)	54	60,335
FMG Resources August 2006 Pty. Ltd., 4.38%, 04/01/31(a)	168	153,289
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)	64	57,491
Novelis Corp., 3.88%, 08/15/31(a)(b)	81	70,960
		419,925
Oil & Gas — 4.9%
Civitas Resources Inc., 8.75%, 07/01/31(a)	145	153,044
CNX Resources Corp., 7.38%, 01/15/31(a)(b)	54	55,403
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(a)	54	57,424
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(a)	64	61,070
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(a)	81	80,725
Nabors Industries Inc., 8.88%, 08/15/31(a)	61	57,838
Northern Oil & Gas Inc., 8.75%, 06/15/31(a)	57	59,773
Permian Resources Operating LLC, 9.88%, 07/15/31(a)	33	36,283
Talos Production Inc., 9.38%, 02/01/31(a)	70	72,734
Transocean Inc.
7.50%, 04/15/31	43	39,846
8.50%, 05/15/31(a)(b)	98	98,697
Viper Energy Inc., 7.38%, 11/01/31(a)(b)	47	49,195
		822,032
Oil & Gas Services — 0.2%
Star Holding LLC, 8.75%, 08/01/31(a)	38	36,983
Packaging & Containers — 1.7%
Ball Corp., 3.13%, 09/15/31	89	76,475
LABL Inc., 8.63%, 10/01/31(a)	102	91,958
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)(b)	79	77,024

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(a)	$45	$46,778
		292,235
Pharmaceuticals — 1.9%
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)	115	123,029
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(a)	210	189,931
		312,960
Pipelines — 4.8%
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	148	142,734
DT Midstream Inc., 4.38%, 06/15/31(a)	112	103,588
EQM Midstream Partners LP, 4.75%, 01/15/31(a)	126	120,003
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 09/01/31(a)	55	52,935
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(a)	134	121,108
Venture Global LNG Inc., 8.38%, 06/01/31(a)	242	254,629
		794,997
Real Estate — 1.0%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)(b)	40	43,116
Howard Hughes Corp. (The), 4.38%, 02/01/31(a)	76	67,940
Kennedy-Wilson Inc., 5.00%, 03/01/31	64	56,695
		167,751
Real Estate Investment Trusts — 2.7%
Diversified Healthcare Trust, 4.38%, 03/01/31(b)	53	40,801
Iron Mountain Inc., 4.50%, 02/15/31(a)	125	115,164
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31(a)	54	55,576
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 03/15/31	142	95,283
Service Properties Trust, 8.63%, 11/15/31(a)(b)	113	119,920
Vornado Realty LP, 3.40%, 06/01/31	36	30,906
		457,650
Retail — 5.0%
Carvana Co., 14.00%, 06/01/31, (14.00% PIK)(a)(b)(c)	217	260,878
Gap Inc. (The), 3.88%, 10/01/31(a)	86	75,489
Kohl's Corp., 4.63%, 05/01/31(b)	51	40,776
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	91	95,650
Lithia Motors Inc., 4.38%, 01/15/31(a)	66	60,790
Murphy Oil USA Inc., 3.75%, 02/15/31(a)	46	40,958
Nordstrom Inc., 4.25%, 08/01/31	50	44,128
Sonic Automotive Inc., 4.88%, 11/15/31(a)(b)	51	47,092
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	74	67,239
Yum! Brands Inc., 3.63%, 03/15/31	112	100,254
		833,254
Software — 2.4%
Open Text Holdings Inc., 4.13%, 12/01/31(a)	76	68,078
Twilio Inc., 3.88%, 03/15/31(b)	56	50,761
Security	Par (000)	Value
Software (continued)
UKG Inc., 6.88%, 02/01/31(a)	$270	$275,553
		394,392
Telecommunications — 4.7%
Frontier Communications Holdings LLC, 8.63%, 03/15/31(a)	85	90,854
Iliad Holding SASU, 8.50%, 04/15/31(a)	100	107,355
Level 3 Financing Inc., 4.00%, 04/15/31(a)	52	40,592
Viasat Inc., 7.50%, 05/30/31(a)(b)	80	57,603
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	145	126,355
4.75%, 07/15/31(a)	145	127,514
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	225	232,972
		783,245
Transportation — 0.3%
XPO Inc., 7.13%, 06/01/31(a)(b)	46	47,558
Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/31(a)	75	75,995
Total Long-Term Investments — 97.7% (Cost: $16,146,366)		16,319,571
	Shares
Short-Term Securities
Money Market Funds — 17.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	2,674,855	2,676,192
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	180,000	180,000
Total Short-Term Securities — 17.1% (Cost: $2,856,211)		2,856,192
Total Investments — 114.8% (Cost: $19,002,577)		19,175,763
Liabilities in Excess of Other Assets — (14.8)%		(2,476,843)
Net Assets — 100.0%		$16,698,920

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,187,152	$1,489,369 (a)	$—	$(223)	$(106)	$2,676,192	2,674,855	$2,340 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	160,000 (a)	—	—	—	180,000	180,000	759	—
				$(223)	$(106)	$2,856,192		$3,099	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$16,319,571	$—	$16,319,571
Short-Term Securities
Money Market Funds	2,856,192	—	—	2,856,192
	$2,856,192	$16,319,571	$—	$19,175,763

Portfolio Abbreviation
PIK	Payment-in-kind